Vista Outdoor Inc. - 10-Q CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Jun. 25, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Vista Outdoor Inc.
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01